Invested Assets and Investment Income	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Invested Assets and Investment Income
Note 3    Invested Assets and Investment Income
(a) Carrying values and fair values of invested assets

As at December 31, 2021	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$2,214	$14,339	$6,041	$22,594	$22,594
Debt securities (3),(7),(8)
Canadian government and agency	18,706	3,964	–	22,670	22,670
U.S. government and agency	12,607	18,792	852	32,251	32,254
Other government and agency	21,888	2,871	–	24,759	24,759
Corporate	133,763	7,332	468	141,563	141,560
Mortgage/asset-backed securities	2,758	138	–	2,896	2,896
Public equities (9)	25,716	2,351	–	28,067	28,067
Mortgages	–	–	52,014	52,014	54,089
Private placements (8)	–	–	42,842	42,842	47,276
Policy loans	–	–	6,397	6,397	6,397
Loans to Bank clients	–	–	2,506	2,506	2,503
Real estate
Own use property (10)	–	–	1,812	1,812	3,024
Investment property	–	–	11,421	11,421	11,421
Other invested assets
Alternative long-duration assets (11)	21,022	89	10,093	31,204	31,863
Various other (12)	135	–	3,967	4,102	4,102
Total invested assets	$238,809	$49,876	$138,413	$427,098	$435,475

As at December 31, 2020	FVTPL (1)	AFS (2)	Other (3)	Total carrying value (4)	Total fair value (5)
Cash and short-term securities (6)	$2,079	$18,314	$5,774	$26,167	$26,167
Debt securities (7),(8)
Canadian government and agency	20,667	4,548	–	25,215	25,215
U.S. government and agency	11,449	19,787	–	31,236	31,236
Other government and agency	19,732	4,613	–	24,345	24,345
Corporate	128,297	6,566	–	134,863	134,863
Mortgage/asset-backed securities	2,916	149	–	3,065	3,065
Public equities (9)	22,071	1,651	–	23,722	23,722
Mortgages	–	–	50,207	50,207	54,230
Private placements (8)	–	–	40,756	40,756	47,890
Policy loans	–	–	6,398	6,398	6,398
Loans to Bank clients	–	–	1,976	1,976	1,982
Real estate
Own use property (10)	–	–	1,850	1,850	3,017
Investment property	–	–	10,982	10,982	10,982
Other invested assets
Alternative long-duration assets (11)	16,183	88	9,901	26,172	27,029
Various other (12)	145	–	3,878	4,023	4,023
Total invested assets	$223,539	$55,716	$131,722	$410,977	$424,164

(1)
FVTPL classification was elected for securities backing insurance contract liabilities to substantially reduce any accounting mismatch arising from changes in the fair value of these assets and changes in the value of the related insurance contract liabilities. If this election had not been made and instead the available-for-sale
(“AFS”) classification was selected, there would be an accounting mismatch because changes in insurance contract liabilities are recognized in net income rather than in OCI.

(2)
Securities that are designated as AFS are not actively traded by the Company but sales do occur as circumstances warrant. Such sales result in a reclassification of any accumulated unrealized gain (loss) in AOCI to net income as a realized gain (loss).

(3)
Primarily includes assets classified as loans and carried at amortized cost, own use properties, investment properties, equity method accounted investments, and leveraged leases. Also includes debt securities classified as held-to-maturity
which are accounted for at amortized cost. Refer to note 1(e).

(4)
Invested assets above include debt securities, mortgages, private placements and approximately $323 (2020 – $246) of other invested assets, which primarily have contractual cash flows that qualify as Solely Payment of Principal and Interest (“SPPI”). Invested assets which do not have SPPI qualifying cash flows as at December 31, 2021 include debt securities, private placements and other invested assets with fair values of $nil, $181 and $518, respectively (2020 – $94, $211 and $380, respectively). The change in the fair value of these invested assets during the year was $15 (2020 – $44).

(5)	The methodologies used in determining fair values of invested assets are described in note 1(c) and note 3(g).
(6)
Includes short-term securities with maturities of less than one year at acquisition amounting to $7,314 (2020 – $7,062) cash equivalents with maturities of less than 90 days at acquisition amounting to $9,239 (2020 – $13,331) and cash of $6,041 (2020 – $5,774).

(7)	Debt securities include securities which were acquired with maturities of less than one year and less than 90 days of $2,196 and $347, respectively (2020 – $1,971 and $129, respectively).
(8)
Floating rate invested assets above which are subject to interest rate benchmark reform, but have not yet transitioned to replacement reference rates, include debt securities benchmarked to CDOR and USD LIBOR of $176 and $1,002 (2020 – $109 and $842
,
respectively), and private placements benchmarked to USD LIBOR, AUD BBSW and NZD BKBM of $1,984, $166 and $43 (2020 – $1,710, $180 and $46, respectively). Exposures indexed to USD LIBOR represent floating rate invested assets with a maturity date beyond June 30, 2023 while all other exposures represent floating rate invested assets with a maturity date beyond December 31, 2021.
The interest rate benchmark reform is expected to have an impact on the valuation of invested assets whose value is tied to the affected interest rate benchmarks. The Company has assessed its exposure at the contract level, by benchmark and instrument type. The Company is monitoring market developments with respect to alternative reference rates and the time horizon during which they will evolve. As at December 31, 2021, the interest rate benchmark reform has not resulted in significant changes in the Company’s risk management strategy.

(9)	Includes $5 (2020 – $229) of public equities that are managed in conjunction with the Company’s alternative long - duration asset (“ALDA”) strategy.
(10)	Includes accumulated depreciation of $407 (2020 – $376).
(11)
Alternative long-duration assets (“ALDA”) include investments in private equity of $11,598, infrastructure of $9,824, oil and gas of $1,950, timber and agriculture of $5,259 and various other invested assets of $2,573 (2020 – $7,954, $9,127, $2,296, $4,819 and $1,976, respectively).

(12)	Includes $3,457 (2020 – $3,371) of leveraged leases. Refer to note 1(e).
(b) Equity method accounted invested assets
Other invested assets include investments in associates and joint ventures which are accounted for using the equity method of accounting as presented in the following table.

	2021		2020
As at December 31,	Carrying value	% of total	Carrying value	% of total
Leveraged leases	$3,457	40	$3,371	40
Timber and agriculture	808	9	694	8
Real estate	1,528	17	1,187	14
Other	3,025	34	3,222	38
Total	$8,818	100	$8,474	100
The Company’s share of profit and dividends from these investments for the year ended December 31, 2021 were $1,300 and $2, respectively (2020 – $315 and $2).

(c) Investment income

For the year ended December 31, 2021	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$12	$84	$–	$96
Gains (losses) (2)	85	(22)	–	63
Debt securities
Interest income	5,645	576	9	6,230
Gains (losses) (2)	(5,600)	(266)	–	(5,866)
Recovery (impairment loss), net	28	1	–	29
Public equities
Dividend income	670	61	–	731
Gains (losses) (2)	3,221	250	–	3,471
Impairment loss, net	–	(3)	–	(3)
Mortgages
Interest income	–	–	1,709	1,709
Gains (losses) (2)	–	–	133	133
Provision, net	–	–	1	1
Private placements
Interest income	–	–	1,931	1,931
Gains (losses) (2)	–	–	270	270
Impairment loss, net	–	–	45	45
Policy loans	–	–	366	366
Loans to Bank clients
Interest income	–	–	77	77
Provision, net	–	–	(2)	(2)
Real estate
Rental income, net of depreciation (3)	–	–	453	453
Gains (losses) (2)	–	–	677	677
Derivatives
Interest income, net	1,085	–	(35)	1,050
Gains (losses) (2)	(5,925)	–	(14)	(5,939)
Other invested assets
Interest income	–	–	57	57
Oil and gas, timber, agriculture and other income	–	–	2,996	2,996
Gains (losses) (2)	2,554	23	527	3,104
Impairment loss, net	–	–	(55)	(55)
Total investment income	$1,775	$704	$9,145	$11,624
Investment income
Interest income	$6,742	$661	$4,114	$11,517
Dividend, rental and other income	670	61	3,449	4,180
Impairments, provisions and recoveries, net	28	(2)	(11)	15
Other	(76)	(66)	57	(85)
	7,364	654	7,609	15,627
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program
Debt securities	(5,605)	20	–	(5,585)
Public equities	3,187	33	–	3,220
Mortgages	–	–	133	133
Private placements	–	–	270	270
Real estate	–	–	696	696
Other invested assets	2,628	(3)	451	3,076
Derivatives, including macro hedge program	(5,799)	–	(14)	(5,813)
	(5,589)	50	1,536	(4,003)
Total investment income	$1,775	$704	$9,145	$11,624

For the year ended December 31, 2020	FVTPL	AFS	Other (1)	Total
Cash and short-term securities
Interest income	$24	$145	$–	$169
Gains (losses) (2)	(24)	(112)	–	(136)
Debt securities
Interest income	5,805	692	–	6,497
Gains (losses) (2)	10,739	2,785	–	13,524
Impairment loss, net	(113)	(6)	–	(119)
Public equities
Dividend income	517	38	–	555
Gains (losses) (2)	2,020	21	–	2,041
Impairment loss, net	–	(54)	–	(54)
Mortgages
Interest income	–	–	1,837	1,837
Gains (losses) (2)	–	–	86	86
Provision, net	–	–	(18)	(18)
Private placements
Interest income	–	–	1,883	1,883
Gains (losses) (2)	–	–	(18)	(18)
Impairment loss, net	–	–	(88)	(88)
Policy loans	–	–	390	390
Loans to Bank clients
Interest income	–	–	72	72
Provision, net	–	–	(2)	(2)
Real estate
Rental income, net of depreciation (3)	–	–	468	468
Gains (losses) (2)	–	–	(18)	(18)
Derivatives
Interest income, net	924	–	(31)	893
Gains (losses) (2)	6,501	–	28	6,529
Other invested assets
Interest income	–	–	72	72
Oil and gas, timber, agriculture and other income	–	–	1,435	1,435
Gains (losses) (2)	(210)	1	32	(177)
Impairment loss, net	(9)	(16)	(396)	(421)
Total investment income	$26,174	$3,494	$5,732	$35,400
Investment income
Interest income	$6,753	$837	$4,223	$11,813
Dividend, rental and other income	517	38	1,903	2,458
Impairments, provisions and recoveries, net	(123)	(76)	(504)	(703)
Other	241	2,685	(61)	2,865
	7,388	3,484	5,561	16,433
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities and on the macro hedge program
Debt securities	10,747	1	–	10,748
Public equities	1,908	9	–	1,917
Mortgages	–	–	86	86
Private placements	–	–	(47)	(47)
Real estate	–	–	1	1
Other invested assets	(318)	–	103	(215)
Derivatives, including macro hedge program	6,449	–	28	6,477
	18,786	10	171	18,967
Total investment income	$26,174	$3,494	$5,732	$35,400

(1)
Primarily includes investment income on loans carried at amortized cost, own use properties, investment properties, derivative and hedging instruments in cash flow hedging relationships, equity method accounted investments, oil and gas investments, and leveraged leases.

(2)
Includes net realized and unrealized gains (losses) for financial instruments at FVTPL, real estate investment properties, and other invested assets measured at fair value. Also includes net realized gains (losses) for financial instruments at AFS and other invested assets carried at amortized cost.

(3)	Rental income from investment properties is net of direct operating expenses.
(d) Investment expenses
The following table presents total investment expenses.

For the years ended December 31,	2021	2020
Related to invested assets	$633	$649
Related to segregated, mutual and other funds	1,347	1,138
Total investment expenses	$1,980	$1,787
(e) Investment properties
The following table presents the rental income and direct operating expenses of investment properties.

For the years ended December 31,	2021	2020
Rental income from investment properties	$837	$874
Direct operating expenses of rental investment properties	(464)	(491)
Total	$373	$383
(f) Mortgage securitization
The Company securitizes certain insured and uninsured fixed and variable rate residential mortgages and Home Equity Lines of Credit (“HELOC”) through creation of mortgage-backed securities under the Canadian Mortgage Bond Program (“CMB”), and the HELOC securitization program.
Benefits received from the securitization include interest spread between the asset and associated liability. There is no credit exposure from securitized mortgages under the Canada Mortgage and Housing Corporation (“CMHC”) sponsored CMB securitization program as they are insured by CMHC and other third-party insurance programs against borrowers’ default. Mortgages securitized in the Platinum Canadian Mortgage Trust II (“PCMT II”) program are uninsured.
Cash flows received from the underlying securitized assets/mortgages are used to settle the related secured borrowing liability. For CMB transactions, receipts of principal are deposited into a trust account for settlement of the liability at time of maturity. These transferred assets and related cash flows cannot be transferred or used for other purposes. For the HELOC transactions, investors are entitled to periodic interest payments, and the remaining cash receipts of principal are allocated to the Company (the “Seller”) during the revolving period of the deal and are accumulated for settlement during an accumulation period or repaid to the investor monthly during a reduction period, based on the terms of the note.
Securitized assets and secured borrowing liabilities

As at December 31, 2021	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,618	$1	$2,619	$2,500
CMB securitization	2,075	–	2,075	2,098
Total	$4,693	$1	$4,694	$4,598

As at December 31, 2020	Securitized assets
Securitization program	Securitized mortgages	Restricted cash and short-term securities	Total	Secured borrowing liabilities (2)
HELOC securitization (1)	$2,356	$–	$2,356	$2,250
CMB securitization	2,273	–	2,273	2,332
Total	$4,629	$–	$4,629	$4,582

(1)
Manulife Bank, a subsidiary, securitizes a portion of its HELOC receivables through Platinum Canadian Mortgage Trust II (“PCMT II”). PCMT II funds the purchase of the co-ownership
interests from Manulife Bank by issuing term notes collateralized by an underlying pool of uninsured HELOCs to institutional investors. The restricted cash balance for the HELOC securitization reflects a cash reserve fund established in relation to the transactions. The reserve will be drawn upon only in the event of insufficient cash flows from the underlying HELOCs to satisfy the secured borrowing liability.

(2)
The PCMT II notes payable have floating rates of interest and are secured by the PCMT II assets. Under the terms of the agreements, no principal is expected to be repaid within one year, $383 within 1-3 years, $1,815 within 3-5 years and $302 beyond 5 years. There is no specific maturity date for the contractual agreements. Under the terms of the notes, additional collateral must be provided to the series as added credit protection and the Series Purchase Agreements govern the amount of over-collateralization for each of the term notes outstanding. Manulife Bank also securitizes insured amortizing mortgages under the National Housing Act Mortgage-Backed Securities (“NHA MBS”) program sponsored by CMHC. Manulife Bank participates in CMB programs by selling NHA MBS securities to Canada Housing Trust (“CHT”), as a source of fixed rate funding.

As at December 31, 2021, the fair value of securitized assets and associated liabilities were $4,725 and $4,601, respectively (2020 – $4,679 and $4,661).
(g) Fair value measurement
The following table presents the fair values of invested assets and segregated funds net assets measured at fair value categorized by the fair value hierarchy.

As at December 31, 2021	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$2,214	$–	$2,214	$–
AFS	14,339	–	14,339	–
Other	6,041	6,041	–	–
Debt securities
FVTPL
Canadian government and agency	18,706	–	18,706	–
U.S. government and agency	12,607	–	12,607	–
Other government and agency	21,888	–	21,888	–
Corporate	133,763	–	133,723	40
Residential mortgage-backed securities	8	–	8	–
Commercial mortgage-backed securities	1,103	–	1,103	–
Other asset-backed securities	1,647	–	1,619	28
AFS
Canadian government and agency	3,964	–	3,964	–
U.S. government and agency	18,792	–	18,792	–
Other government and agency	2,871	–	2,871	–
Corporate	7,332	–	7,331	1
Residential mortgage-backed securities	1	–	1	–
Commercial mortgage-backed securities	79	–	79	–
Other asset-backed securities	58	–	58	–
Public equities
FVTPL	25,716	25,716	–	–
AFS	2,351	2,349	2	–
Real estate – investment property (1)	11,421	–	–	11,421
Other invested assets (2)	24,300	257	–	24,043
Segregated funds net assets (3)	399,788	361,447	34,060	4,281
Total	$708,989	$395,810	$273,365	$39,814

As at December 31, 2020	Total fair value	Level 1	Level 2	Level 3
Cash and short-term securities
FVTPL	$2,079	$–	$2,079	$–
AFS	18,314	–	18,314	–
Other	5,774	5,774	–	–
Debt securities
FVTPL
Canadian government and agency	20,667	–	20,667	–
U.S. government and agency	11,449	–	11,449	–
Other government and agency	19,732	–	19,732	–
Corporate	128,297	–	127,787	510
Residential mortgage-backed securities	9	–	9	–
Commercial mortgage-backed securities	1,172	–	1,172	–
Other asset-backed securities	1,735	–	1,690	45
AFS
Canadian government and agency	4,548	–	4,548	–
U.S. government and agency	19,787	–	19,787	–
Other government and agency	4,613	–	4,613	–
Corporate	6,566	–	6,563	3
Residential mortgage-backed securities	1	–	1	–
Commercial mortgage-backed securities	93	–	93	–
Other asset-backed securities	55	–	55	–
Public equities
FVTPL	22,071	22,071	–	–
AFS	1,651	1,651	–	–
Real estate – investment property (1)	10,982	–	–	10,982
Other invested assets (2)	19,149	100	–	19,049
Segregated funds net assets (3)	367,436	327,437	35,797	4,202
Total	$666,180	$357,033	$274,356	$34,791
(1)
For real estate investment properties, the significant unobservable inputs are capitalization rates (ranging from 2.25% to 9.00% during the year and ra
n
ging from 2.75% to 8.50% during 2020) and terminal capitalization rates (ranging from 3.25% to 9.25% during the year and ranging from 3.25% to 9.25% during 2020). Holding other factors constant, a lower capitalization or terminal capitalization rate will tend to increase the fair value of an investment property. Changes in fair value based on variations in unobservable inputs generally cannot be extrapolated because the relationship between the directional changes of each input is not usually linear.

(2)
Other invested assets measured at fair value are held primarily in infrastructure and timber sectors. The significant inputs used in the valuation of the Company’s infrastructure investments are primarily future distributable cash flows, terminal values and discount rates. Holding other factors constant, an increase to future distributable cash flows or terminal values would tend to increase the fair value of an infrastructure investment, while an increase in the discount rate would have the opposite effect. Discount rates during the year ranged from 7.25% to 20.0% (2020 – ranged from 7.00% to 15.6%). Disclosure of distributable cash flow and terminal value ranges are not meaningful given the disparity in estimates by project. The significant inputs used in the valuation of the Company’s investments in timberland are timber prices and discount rates. Holding other factors constant, an increase to timber prices would tend to increase the fair value of a timberland investment, while an increase in the discount rates would have the opposite effect. Discount rates during the year ranged from 4.5% to 7.0% (2020 – ranged from 5.0% to 7.0%). A range of prices for timber is not meaningful as the market price depends on factors such as property location and proximity to markets and export yards.

(3)	Segregated funds net assets are measured at fair value. The Company’s Level 3 segregated funds assets are predominantly in investment properties and timberland properties valued as described above.
The following table presents fair value of invested assets not measured at fair value by the fair value hierarchy.

As at December 31, 2021	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages (1)	$52,014	$54,089	$–	$–	$54,089
Private placements (2)	42,842	47,276	–	42,110	5,166
Policy loans (3)	6,397	6,397	–	6,397	–
Loans to Bank clients (4)	2,506	2,503	–	2,503	–
Real estate – own use property (5)	1,812	3,024	–	–	3,024
Public Bonds HTM	1,320	1,320	–	1,320	–
Other invested assets (6)	11,006	11,665	120	–	11,545
Total invested assets disclosed at fair value	$117,897	$126,274	$120	$52,330	$73,824

As at December 31, 2020	Carrying value	Fair value	Level 1	Level 2	Level 3
Mortgages (1)	$50,207	$54,230	$–	$–	$54,230
Private placements (2)	40,756	47,890	–	41,398	6,492
Policy loans (3)	6,398	6,398	–	6,398	–
Loans to Bank clients (4)	1,976	1,982	–	1,982	–
Real estate – own use property (5)	1,850	3,017	–	–	3,017
Other invested assets (6)	11,046	11,903	128	–	11,775
Total invested assets disclosed at fair value	$112,233	$125,420	$128	$49,778	$75,514

(1)
Fair value of commercial mortgages is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

(2)
Fair value of private placements is determined through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Private placements are classified within Level 2 unless the liquidity adjustment constitutes a significant price impact, in which case the securities are classified as Level 3.

(3)	Fair value of policy loans is equal to their unpaid principal balances.
(4)
Fair value of fixed-rate loans to Bank clients is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of current interest rates. Fair value of variable-rate loans is assumed to be their carrying value.

(5)	Fair value of own use real estate and the fair value hierarchy are determined in accordance with the methodologies described for real estate – investment property in note 1.
(6)
Primarily include leveraged leases, oil and gas properties (disposed of during 2021) and equity method accounted other invested assets. Fair value of leveraged leases is disclosed at their carrying values as fair value is not routinely calculated on these investments. Fair value for oil and gas properties is determined using external appraisals based on discounted cash flow methodology. Inputs used in valuation are primarily comprised of forecasted price curves, planned production, as well as capital expenditures, and operating costs. Fair value of equity method accounted other invested assets is determined using a variety of valuation techniques including discounted cash flows and market comparable approaches. Inputs vary based on the specific investment.

As a result of
COVID-19
and the associated economic environment, measurement uncertainty exists in determining the fair value of real estate and other invested assets. For the methodologies used in determining carrying values of the invested assets, refer to note 1(c).
Real Estate
–
For real estate investment properties, valuation inputs include existing and assumed tenancies, market data from recent comparable transactions, future economic outlook and market risk assumptions, capitalization rates and internal rates of return. Measurement uncertainty is partially driven by a reduction in the availability of information, which could have a negative impact on the future carrying value of these assets.
Timberland and Farmland
–
For investments in timberland and farmland, valuation inputs include asset-specific production, relevant commodity prices and discount rates. There remains uncertainty regarding these inputs used, which could have a negative impact on the future carrying value of these assets.
Private Equity –
Included in the Company’s private equity investments are assets valued primarily based on net asset value as per financial statements provided by third-party general partners or sponsors and reasonable techniques from a market participant perspective. Significant measurement uncertainty relating to volatility in underlying markets could have an impact on the future carrying value of these assets.

Infrastructure –
For infrastructure investments, valuation is largely based on discounted cash flow techniques reflecting estimates r
e
g
a
rding future cash flows, terminal values and discount rates. These assets are defensive in nature and are supported by existing contractual revenue streams. There remains uncertainty regarding critical valuation inputs listed, which could have a negative impact on the future carrying value of these assets.
Oil and Gas –
Investments in oil and gas comprise of private equity interests. These investments are valued largely based on financial statements and inputs provided by third-party general partners and sponsors of the respective funds. Measurement uncertainty relating to future prices for relevant commodities could have an impact on the future carrying value of these assets.
Transfers between Level 1 and Level 2
The Company records transfers of assets and liabilities between Level 1 and Level 2 at their fair values as at the end of each reporting period. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had $5 of assets transferred between Level 1 and Level 2 during the years ended December 31, 2021 and 2020.
For segregated funds net assets, the Company had $5 transfers from Level 1 to Level 2 for the year ended December 31, 2021 (2020 – $nil). The Company had $249 transfers from Level 2 to Level 1 for the year ended December 31, 2021 (2020 – $15).
Invested assets and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3)
The Company classifies fair values of invested assets and segregated funds net assets as Level 3 if there are no observable markets for these assets or, in the absence of active markets, most of the inputs used to determine fair value are based on the Company’s own assumptions about market participant assumptions. The Company prioritizes the use of market-based inputs over entity-based assumptions in determining Level 3 fair values. The gains and losses in the table below includes the changes in fair value due to both observable and unobservable factors.
The following table presents a roll forward for invested assets, derivatives and segregated funds net assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020.

For the year ended December 31, 2021	Balance, January 1, 2021	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3)	Transfer out (3)	Currency movement	Balance, December 31, 2021	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Corporate	$510	$11	$–	$11	$(93)	$–	$11	$(409)	$(1)	$40	$(8)
Other securitized assets	45	3	–	–	(9)	(39)	28	–	–	28	(4)
AFS
Corporate	3	1	–	–	(3)	–	–	–	–	1	–
Public equities
FVTPL	–	–	–	62	(62)	–	–	–	–	–	–
Investment property	10,982	702	–	186	(376)	–	–	–	(73)	11,421	626
Other invested assets	19,049	2,731	2	5,058	(1,131)	(1,453)	5	–	(218)	24,043	2,569
Total invested assets	30,589	3,448	2	5,317	(1,674)	(1,492)	44	(409)	(292)	35,533	3,183
Derivatives	3,443	(897)	–	14	–	(182)	–	(309)	32	2,101	(547)
Segregated funds net assets	4,202	350	–	68	(303)	(28)	–	–	(8)	4,281	116
Total	$38,234	$2,901	$2	$5,399	$(1,977)	$(1,702)	$44	$(718)	$(268)	$41,915	$2,752

For the year ended December 31, 2020	Balance, January 1, 2020	Total gains (losses) included in net income (1)	Total gains (losses) included in AOCI (2)	Purchases	Sales	Settlements	Transfer in (3)	Transfer out (3)	Currency movement	Balance, December 31, 2020	Change in unrealized gains (losses) on assets still held
Debt securities
FVTPL
Corporate	$633	$4	$–	$54	$(272)	$(1)	$151	$(50)	$(9)	$510	$105
Other securitized assets	–	(8)	–	–	–	(1)	55	–	(1)	45	–
AFS
Corporate	15	(6)	2	–	–	–	5	(13)	–	3	–
Investment property	11,002	(255)	–	572	(318)	–	47	–	(66)	10,982	(300)
Other invested assets	18,103	(401)	(49)	3,162	(1,076)	(638)	92	(3)	(141)	19,049	(902)
Total invested assets	29,753	(666)	(47)	3,788	(1,666)	(640)	350	(66)	(217)	30,589	(1,097)
Derivatives	1,456	2,953	(18)	12	–	(1,165)	–	342	(137)	3,443	2,033
Segregated funds net assets	4,512	(6)	–	(84)	(149)	(26)	2	(3)	(44)	4,202	45
Total	$35,721	$2,281	$(65)	$3,716	$(1,815)	$(1,831)	$352	$273	$(398)	$38,234	$981

(1)
These amounts are included in net investment income on the Consolidated Statements of Income except for the amount related to segregated funds net assets, where the amount is recorded in changes in segregated funds net assets, refer t
o
 notes 1(h) and 22.

(2)	These amounts are included in AOCI on the Consolidated Statements of Financial Position.
(3)
The Company uses fair values of the assets at the beginning of the year for assets transferred into and out of Level 3 except for derivatives, where the Company uses fair value at the end of the year and at the beginning of the year, respectively.

Transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous period) resulted in reclassifying assets into Level 3. Transfers from Level 3 primarily result from observable market data now being available for the entire term structure of the debt security.